Shareholder Report, Line Graph (Details) - USD ($)	5 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000046678
Account Value [Line Items]
Line Graph and Table Measure Name		LSV Conservative Value Equity Fund, Institutional Class Shares
C000142890
Account Value [Line Items]
Line Graph and Table Measure Name	LSV Conservative Value Equity Fund, Investor Class Shares
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Account Value	$ 100,000	$ 100,000	$ 332,059	$ 240,503	$ 219,670	$ 262,694	$ 183,047	$ 165,107	$ 144,638	$ 135,203	$ 109,327	$ 104,865
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 10,000	$ 10,000	$ 33,206	$ 24,050	$ 21,967	$ 26,269	$ 18,305	$ 16,511	$ 14,464	$ 13,520	$ 10,933	$ 10,486